Securities	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Securities
Note 2: Securities
Classification of Securities
The bank’s fair value through profit or loss (FVTPL) securities of $14,663 million ($14,210 million as at October 31, 2021) are comprised of $3,748 million mandatorily measured at fair value and $10,915 million investment securities held by insurance subsidiaries designated at fair value ($3,038 million and $11,172 million, respectively, as at October 31, 2021).
Our fair value through other comprehensive income (FVOCI) securities totalling $43,071 million ($63,123 million as at October 31, 2021), are net of an allowance for credit losses of $2 million ($2 million as at October 31, 2021).
Amortized cost securities totalling $98,456 million ($49,970 million as at October 31, 2021), are net of an allowance for credit losses of $2 million ($1 million as at October 31, 2021).
Unrealized Gains and Losses on FVOCI Securities
The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)	January 31, 2022				October 31, 2021
	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	8,472	25	84	8,413	13,087	62	84	13,065
Canadian provincial and municipal governments	2,286	19	21	2,284	2,973	29	15	2,987
U.S. federal government	10,388	92	235	10,245	21,041	282	297	21,026
U.S. states, municipalities and agencies	3,751	52	16	3,787	4,034	85	5	4,114
Other governments	6,624	35	49	6,610	6,476	55	29	6,502
National Housing Act (NHA) mortgage-backed securities (MBS)	715	2	3	714	1,122	6	3	1,125
U.S. agency MBS and collateralized mortgage obligations	7,518	57	26	7,549	10,894	151	34	11,011
Corporate debt	3,339	20	41	3,318	3,147	34	20	3,161
Corporate equity	120	31	-	151	103	29	-	132
Total	43,213	333	475	43,071	62,877	733	487	63,123
  Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.
Interest Income on Debt Securities
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended
	January 31, 2022	January 31, 2021
FVOCI - Debt	96	131
Amortized cost	172	106
Total	268	237
Non-Interest Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	For the three months ended
	January 31, 2022	January 31, 2021
FVTPL securities	102	90
FVOCI securities - realized gains (losses) (1)	36	13
Impairment losses	-	(1)
Securities gains other than trading	138	102

(1)	Gains (losses) are net of (losses) gains on hedge contracts.
Interest income and gains (losses) on securities held in our Insurance business are recorded in non-interest revenue, insurance revenue, in our Consolidated Statement of Income. These include:
•	Interest income of $95 million and $96 million for the three months ended January 31, 2022 and 2021 calculated using the effective interest method;
•	Gains (losses) from securities designated at FVTPL of $(244) million and $235 million for the three months ended January 31, 2022 and 2021, respectively; and
•	Realized gains from FVOCI securities of $nil million and $1 million for the three months ended January 31, 2022 and 2021, respectively.